Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Property, Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of the basic and diluted earnings per share for the three and six month periods ended June 30, 2015 and 2014:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Numerator for basic and diluted earnings per shares
Net (Loss) Income	$(11,347)	$408	$(1,466)	$(4,273)
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	25,147,286	24,311,199	24,975,165	24,276,947
Effect of dilutive warrants and earnout shares	—	3,675,640	—	—
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	25,147,286	27,986,839	24,975,165	24,276,947
Basic earnings per ordinary share	$(0.45)	$0.02	$(0.06)	$(0.18)
Diluted earnings per ordinary share	$(0.45)	$0.01	$(0.06)	$(0.18)

The following table sets forth the computation of the basic and diluted earnings per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Numerator for basic and diluted earnings per shares
Net Income	20,318	22,312
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	24,347,620	20,677,067
Effect of dilutive warrants	3,390,059	37,208
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	27,737,679	20,714,275
Basic earnings per ordinary share	0.83	1.08
Diluted earnings per ordinary share	0.73	1.08